Non-controlling Interests	12 Months Ended
Dec. 31, 2017
Non-controlling Interests.
Non-controlling Interests

18. Non-controlling Interests

Non-controlling interests as of December 31, 2017 and 2016, consisted of:

	2017		2016
Capital stock	Ps.	1,166,114	Ps.	1,167,078
Additional paid-in capital	3,010,618		3,019,912
Legal reserve	166,694		167,006
Retained earnings from prior years (1)(2)	7,415,129		6,290,209
Net income for the year	2,053,026		1,611,948
Accumulated other comprehensive income (loss):
Cumulative result from foreign currency translation	189,401		243,002
Remeasurement of post-employment benefit obligations on defined benefit plans	(5,832)		(6,671)

	Ps.	13,995,150	Ps.	12,492,484

(1)

In 2017, 2016 and 2015, the holding companies of the Sky segment paid a dividend to its equity owners in the aggregate amount of Ps.1,000,000, Ps.1,000,000 and Ps.750,000, respectively, of which Ps.413,334, Ps.413,334 and Ps.309,985, respectively, were paid to its non-controlling interest.

(2)

In 2017, 2016 and 2015, the stockholders of Radiópolis approved the payment of a dividend in the amount of Ps.90,000, Ps.194,000 and Ps.80,000, respectively, of which Ps.45,000, Ps.97,000 and Ps.40,000, respectively, were paid to its non-controlling interest.

Amounts of consolidated current assets, non-current assets, current liabilities and non-current liabilities of Sky and Empresas Cablevisión as of December 31, 2017 and 2016, are set forth as follows:

	Sky				Empresas Cablevisión
	2017		2016		2017		2016
Assets:
Current assets	Ps.	9,844,640	Ps.	7,504,087	Ps.	4,198,306	Ps.	3,592,938
Non-current assets	19,753,797		21,459,228		18,220,182		18,536,621

Total assets	29,598,437		28,963,315		22,418,488		22,129,559

Liabilities:
Current liabilities	3,527,575		4,079,308		4,502,789		5,123,098
Non-current liabilities	10,092,917		10,686,582		2,684,242		3,380,785

Total liabilities	13,620,492		14,765,890		7,187,031		8,503,883

Net assets	Ps.	15,977,945	Ps.	14,197,425	Ps.	15,231,457	Ps.	13,625,676

Amounts of consolidated net sales, net income and total comprehensive income of Sky and Empresas Cablevisión for the years ended December 31, 2017 and 2016, are set forth as follows:

	Sky				Empresas Cablevisión
	2017		2016		2017		2016
Net sales	Ps.	22,196,629	Ps.	21,941,247	Ps.	12,527,621	Ps.	12,400,266
Non-income	2,904,155		2,401,792		1,596,633		806,751
Total comprehensive income	2,780,519		2,652,008		1,595,548		806,751

As of December 31, 2017, the Group did not have dividends payable.

Amounts of consolidated summarized cash flows of Sky and Empresas Cablevisión for the years ended December 31, 2017 and 2016, are set forth as follows:

	Sky				Empresas Cablevisión
	2017		2016		2017		2016
Cash flows from operating activities	Ps.	8,054,919	Ps.	8,470,718	Ps.	3,983,104	Ps.	4,299,732
Cash flows from investing activities	(3,999,060)		(6,472,268)		(2,504,986)		(3,887,367)
Cash flows from financing activities	(2,094,281)		(66,747)		(789,194)		(150,712)

Net increase in cash and cash equivalents	Ps.	1,961,578	Ps.	1,931,703	Ps.	688,924	Ps.	261,653